Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000024657 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024657 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024657 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024657 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000024657 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000024657 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024657 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024657 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024657 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024657 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024657 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024657 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000024657 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000024657 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024657 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024657 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000024657 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000024657 [Member] | Tax Exempt Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000024657 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024657 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000024657 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000024657 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000024657 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000024659 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024659 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024659 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024659 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000024659 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000024659 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024659 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024659 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024659 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024659 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024659 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024659 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000024659 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000024659 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024659 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024659 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000024659 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000024659 [Member] | Tax Exempt Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000024659 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024659 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000024659 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000024659 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000024659 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000098257 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000098257 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000098257 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000098257 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000098257 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000098257 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000098257 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098257 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000098257 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098257 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098257 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000098257 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000098257 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000098257 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000098257 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000098257 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000098257 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000098257 [Member] | Tax Exempt Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000098257 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000098257 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000098257 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000098257 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000098257 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000051328 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051328 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000051328 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000051328 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000051328 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000051328 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000051328 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000051328 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000051328 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000051328 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051328 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000051328 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000051328 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000051328 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000051328 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000051328 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000051328 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000051328 [Member] | Tax Exempt Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000051328 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051328 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000051328 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000051328 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000051328 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%